Leases (Details)	Dec. 31, 2024
Minimum [Member]
Leases [Line Items]
Prepaid land lease term	5 years
Minimum [Member] | Land [Member]
Leases [Line Items]
Prepaid land lease term	26 years
Maximum [Member]
Leases [Line Items]
Prepaid land lease term	10 years
Maximum [Member] | Land [Member]
Leases [Line Items]
Prepaid land lease term	30 years